CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Current assets:
Cash and cash equivalents	$ 117,547	$ 86,960
Short-term investment		3,705
Accounts receivable, net	9,781	9,457
Prepaid concession fees	8,231	8,114
Consideration receivable		200,685
Other current assets, net	68,850	30,904
Amount due from related parties	835	2,752
Total current assets	205,244	342,577
Property and equipment, net	61,005	48,339
Prepaid equipment costs	16,200	27,708
Long-term investments	83,861	89,637
Long-term deposits	6,427	4,879
Deferred tax assets, net	0	4,524
Acquired intangible assets, net	1,682	2,325
Other non-current assets	6,771	11,612
TOTAL ASSETS	381,190	531,601
Current liabilities:
Accounts payable	40,366	36,371
Accrued expenses and other current liabilities	33,596	10,744
Deferred revenue	1,764	1,361
Income tax payable	14,483	43,567
Amounts due to related parties		15,389
Total current liabilities	90,209	107,432
Non-current liabilities:
Other non-current liabilities	835	1,205
Deferred tax liabilities		91
Provision for earnout commitment	23,549	25,240
Total liabilities	114,593	133,968
Commitments and contingencies (Note 24 and 25)
Equity
Ordinary shares ($0.001 par value; 900,000,000 shares authorized in 2015 and 2016; 127,662,057 shares and 127,662,057 shares issued as of December 31, 2015 and 2016, respectively; 124,395,645 shares and 125,629,779 shares outstanding as of December 31, 2015 and 2016, respectively)	128	128
Additional paid-in capital	287,094	317,414
Treasury stock (3,266,412 and 2,032,278 shares as of December 31, 2015 and 2016, respectively)	(2,351)	(3,778)
Retained earnings (accumulated deficits)	(15,842)	49,876
Accumulated other comprehensive income (loss)	(292)	22,928
Total AirMedia Group Inc.'s shareholders' equity	268,737	386,568
Non-controlling interests	(2,140)	11,065
Total equity	266,597	397,633
TOTAL LIABILITIES AND EQUITY	$ 381,190	$ 531,601